Investments in Unconsolidated Entities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans To SPG-FCM
Loan receivable from SPG-FCM	$ 651,000,000	$ 651,000,000
Base interest rate for loans to SPG-FCM and Mills	LIBOR
Basis points added to base rate for remaining loan to SPG-FCM (as a percent)	2.75%
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,800,000	9,900,000	9,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 1,000,000	$ 900,000	$ 3,700,000